UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 140.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	672	$676,283
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	800	803,250
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	815	821,116
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	308	310,979
Term Loan, 6.25%, Maturing November 2, 2018	679	685,984
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,057	1,068,728
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	1,640	531,003
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	786	776,363
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,926	1,938,325
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	665	633,897
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	4,783	4,822,827

		$13,068,755

Automotive — 5.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,542	$1,546,106
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,835	2,846,942
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,855	1,873,596
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)	4,950	4,983,591
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,000	1,010,000
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	2,059	2,048,862
Term Loan, 2.11%, Maturing December 28, 2015	2,985	2,969,777
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,735,206
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,661	1,677,251
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	775	782,586
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	794	798,972
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	2,878	2,901,624

		$30,174,513

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,525	$3,461,415

			$3,461,415

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		450	$453,645

			$453,645

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,272	$1,279,231
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		546	547,808
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		623	626,262
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		714	565,349
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		973	982,385
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,692	1,698,351
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020		993	1,001,557
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		468	470,973
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		617	622,974

			$7,794,890

Business Equipment and Services — 13.7%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		2,890	$2,918,730
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		3,160	3,189,809
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		559	562,005
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		682	665,658
Term Loan, 7.75%, Maturing February 21, 2015		684	679,089
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,239	1,251,026
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(3)		425	428,365
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,312	1,316,694
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		632	633,630
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		825	830,893
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,056	1,062,307
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		421	423,165
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		1,250	1,258,705

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017		1,567	$1,583,674
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		494	497,762
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,012,500
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		473	471,727
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,036	2,044,030
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,404	2,430,017
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,431	1,438,043
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,886	1,875,797
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(3)		775	780,813
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020		112	112,623
Term Loan, 4.00%, Maturing November 6, 2020		437	440,254
Term Loan, 4.97%, Maturing November 6, 2020	CAD	625	563,622
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		589	588,087
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,584	1,590,465
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,416	1,430,532
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		1,967	1,982,332
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,197	1,210,466
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		647	653,622
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,017,500
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		473	474,516
Term Loan, 4.29%, Maturing April 30, 2018	EUR	246	333,434
Term Loan, 4.29%, Maturing April 30, 2018	EUR	1,754	2,381,668
Ista International GmbH
Term Loan, 3.80%, Maturing April 30, 2020	EUR	18	24,754
Term Loan, 3.80%, Maturing April 30, 2020	EUR	139	189,179
Term Loan, 3.80%, Maturing April 30, 2020	EUR	293	398,434
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		511	511,987
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		2,726	2,751,739
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,943	1,961,726
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		898	931,244
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,935	1,939,095
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,075	1,053,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,183	1,193,773
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021		975	981,216

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		1,247	$1,267,137
Phillips Pet Food & Supplies
Term Loan, Maturing January 31, 2021(3)		225	227,531
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,454	5,476,112
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		656	660,135
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,436	1,432,585
Term Loan, 4.42%, Maturing January 31, 2017		2,418	2,409,975
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		946	951,442
Term Loan, 4.00%, Maturing March 9, 2020		6,402	6,441,603
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		850	858,367
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,171	3,215,670
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		116	117,123
Term Loan, 6.00%, Maturing July 28, 2017		593	598,365
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		323	324,579
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,661	3,673,512

			$79,724,343

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		839	$841,024
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		393	394,351
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,234	2,243,921
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,343	1,339,473
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		390	391,404
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		1,567	1,560,704
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,525	1,540,727
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		995	999,975
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		796	800,504
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	1,722	2,326,497
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		735	721,256
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		775	780,651
Term Loan, 3.97%, Maturing March 31, 2021	EUR	3,972	5,396,435
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,475	2,443,239
Term Loan, 3.50%, Maturing June 8, 2020		5,075	5,093,082
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		322	323,560

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
YPSO France SAS
Term Loan, 4.99%, Maturing December 29, 2017	EUR	13	$17,527
Term Loan, 4.99%, Maturing December 29, 2017	EUR	198	268,648
Term Loan, 4.99%, Maturing December 29, 2017	EUR	203	276,254
Term Loan, 4.99%, Maturing December 29, 2017	EUR	263	358,135
Term Loan, 4.99%, Maturing December 29, 2017	EUR	323	438,613
Term Loan, 3.99%, Maturing December 26, 2018	EUR	775	1,049,908

			$29,605,888

Chemicals and Plastics — 5.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		278	$281,202
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		144	145,902
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,313	2,340,846
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		3,970	4,006,723
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,576	1,591,552
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		124	124,622
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		690	694,673
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(3)		2,000	2,011,250
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		4,164	4,192,056
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		771	778,033
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		93	93,847
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		970	977,275
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		698	706,105
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,023,750
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		251	253,063
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,163	1,175,194
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	145	138,391
Term Loan, 4.73%, Maturing December 18, 2014	EUR	412	394,579
Term Loan, 4.73%, Maturing December 18, 2014	EUR	443	424,606
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		525	531,801
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		368	370,462
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,010	3,050,006
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,572	3,557,022
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		146	147,933
WR Grace & Co.
Term Loan, Maturing January 22, 2021(3)		197	198,438
Term Loan, Maturing January 31, 2021(3)		553	555,625

			$29,764,956

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,857	$2,844,121
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	975	1,323,201
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,047	1,053,375

			$5,220,697

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		2,159	$2,156,665
Term Loan, 3.75%, Maturing January 9, 2021		675	676,025
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,599	2,622,302
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		493	496,501
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		2,871	2,908,234
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		594	597,188

			$9,456,915

Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		225	$227,187
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019		1,225	1,233,109
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,159	2,058,848

			$3,519,144

Drugs — 3.1%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		675	$683,438
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		371	373,406
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		578	589,241
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		2,089	2,103,570
Term Loan, 4.25%, Maturing September 15, 2017		1,104	1,112,963
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)		400	401,500
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		658	661,004
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		500	520,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		1,160	1,169,044
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		875	875,078
Term Loan, Maturing January 30, 2021(3)	EUR	300	402,587
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 22, 2021		275	277,063
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,844	1,859,610
Term Loan, 3.75%, Maturing December 11, 2019		2,965	2,989,053
Term Loan, 4.50%, Maturing August 5, 2020		3,896	3,939,995

			$17,957,552

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		3,915	$3,942,686
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		520	523,648
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60%, (3.10% Cash, 3.50% PIK), Maturing March 31, 2016(4)	GBP	551	235,552

			$4,701,886

Electronics/Electrical — 11.6%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,748	$1,766,401
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		648	652,427
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		825	818,813
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		725	712,313
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,028	3,080,779
Term Loan - Second Lien, Maturing November 22, 2018(3)		1,000	1,000,000
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		825	853,875
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		440	440,660
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,269	1,270,211
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		1,584	1,584,746
Term Loan, 4.50%, Maturing April 29, 2020		7,928	7,903,263
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018		2,614	2,631,476
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		3,481	3,508,399
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		839	847,271
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 18, 2020		800	806,000
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		1,878	1,898,794
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		3,354	3,377,605
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		347	348,774
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		5,382	5,408,135
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		943	948,375
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		1,383	1,397,193
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		1,254	1,259,967
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,133	2,165,678
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020		823	829,110
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		1,225	1,228,462
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	755,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	752	$751,058
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,118	5,173,033
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	590,525
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	1,199	1,208,773
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016	474	470,741
Term Loan, 5.00%, Maturing March 10, 2016	350	348,542
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(3)	700	696,500
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	468	476,074
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,113	1,122,988
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	638	634,623
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,300	1,314,692
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019	97	96,995
Term Loan, 3.25%, Maturing June 7, 2019	934	938,978
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018	1,193	1,189,602
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	546	552,698
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	974	982,779
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,659	1,671,937
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	506,250
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,353	1,373,908

		$67,594,423

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	$2,799,810

		$2,799,810

Financial Intermediaries — 5.8%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	619	$622,996
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,012,500
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	745	753,697
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,029	2,047,238
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	545	548,130
First Data Corporation
Term Loan, 4.16%, Maturing March 23, 2018	4,136	4,155,231
Term Loan, 4.16%, Maturing September 24, 2018	1,875	1,880,469
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,225	1,226,531
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	848	859,265

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	626	$628,344
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	954	958,507
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,070	1,087,675
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,791	3,795,344
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	979	989,166
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	718	721,305
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	422	426,609
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	6,197	6,199,097
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	748	744,384
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,241	1,255,746
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	1,302	1,251,417
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	273	273,563
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	650	659,750
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	1,435	1,447,555

		$33,544,519

Food Products — 6.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,262	$1,265,932
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018	576	575,360
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,284	1,299,854
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019	945	950,764
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,045	1,051,933
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	5,088	5,121,391
Term Loan, Maturing November 6, 2020(3)	725	727,153
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,375	1,386,602
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	8,433	8,528,909
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,157	1,163,195
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	605	608,096
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	975	978,807
Term Loan, 3.75%, Maturing September 18, 2020	1,571	1,574,990
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	611	616,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	$5,454,398
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		698	700,307
Term Loan, 3.25%, Maturing April 29, 2020		3,747	3,756,054

			$35,759,931

Food Service — 5.9%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		304	$305,320
Term Loan, 3.68%, Maturing July 26, 2016		169	169,843
Term Loan, 3.75%, Maturing July 26, 2016		2,094	2,105,575
Term Loan, 3.75%, Maturing July 26, 2016		2,536	2,547,979
Term Loan, 4.03%, Maturing July 26, 2016	GBP	950	1,565,608
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		275	277,807
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(4)		92	91,831
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,222	2,239,619
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		471	475,373
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	975	1,325,940
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,007	1,015,085
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		2,998	3,013,328
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,469	2,496,311
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		663	670,494
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,478	2,487,894
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		420	420,212
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		550	553,036
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		274	274,566
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,950	5,005,042
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		6,873	6,158,264
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,327	1,332,839

			$34,531,966

Food/Drug Retailers — 4.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,189	$1,200,211
Term Loan, 4.75%, Maturing March 21, 2019		1,151	1,164,814
Alliance Boots Holdings Limited
Term Loan, 3.71%, Maturing July 10, 2017	EUR	1,000	1,353,998
Term Loan, 3.97%, Maturing July 10, 2017	GBP	5,775	9,507,081
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,111	6,121,774
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		420	425,983

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	2,308	$2,324,138
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	450	462,319
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,720	2,737,938

		$25,298,256

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	522	$530,211

		$530,211

Health Care — 14.1%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	467	$470,844
Term Loan, 4.25%, Maturing June 30, 2017	564	568,515
Term Loan, 4.25%, Maturing June 30, 2017	2,322	2,342,118
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,244	1,243,557
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	549	554,454
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,023	3,048,414
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	446	448,006
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	5,873	5,920,592
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019	575	579,672
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	33	33,637
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	841	849,714
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017	1,873	1,886,695
Term Loan, 4.25%, Maturing January 27, 2021	7,467	7,553,790
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,426	1,439,090
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015	1,883	1,892,240
Term Loan, Maturing November 16, 2015(3)	275	276,891
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,910	2,932,174
Term Loan, 4.00%, Maturing November 1, 2019	3,094	3,123,385
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	581	587,302
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,013	2,027,347
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	103	103,907
Term Loan, 4.25%, Maturing August 31, 2020	339	341,612
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	1,400	1,409,625
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	2,888	2,913,510
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017	2,338	2,344,779

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,500	$1,513,365
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,629	1,645,727
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,007	1,003,467
Term Loan, 7.75%, Maturing May 15, 2018	2,396	2,385,397
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,631	1,646,810
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	4,519	4,565,302
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	941	911,339
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	384	386,304
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	512	515,583
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	628	634,649
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	457	461,849
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	2,746	2,770,078
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(3)	525	529,922
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	2,901	2,949,260
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,650	1,662,375
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,906	1,920,887
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	1,272	1,278,829
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,655	1,645,407
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	501	504,832
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	700	709,712
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	1,396	1,406,040
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	641	646,862
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	348	349,225
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,438	1,433,182
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,629	1,635,527
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	224	226,775
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017	1,853	1,863,122

		$82,093,697

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,600	$1,615,587
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,525	1,531,709

			$3,147,296

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		315	$317,309
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		720	724,508
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,027,917
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,845	1,845,585
Term Loan, 4.75%, Maturing July 30, 2020	EUR	399	541,831
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,716	1,725,666
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		935	940,562
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		3,522	3,553,292
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		397	398,424
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		750	753,281
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,613	4,645,473
Southwire Company
Term Loan, Maturing February 11, 2021(3)		375	374,063
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		1,015	1,019,415
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		895	895,207
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017		521	527,386
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		334	335,671
VAT Holdings AG
Term Loan, Maturing January 9, 2021(3)		425	427,037

			$20,052,627

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		1,955	$1,965,331
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		4,785	4,831,672
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		850	859,350
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		8,638	8,649,316
Term Loan, 3.50%, Maturing July 8, 2020		970	959,893
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		473	466,324
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		892	893,787
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	1,000,417

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	2,818	$2,856,670
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	647	651,056
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,104	2,119,568

		$25,253,384

Leisure Goods/Activities/Movies — 5.5%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	1,322	$1,335,524
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,225	3,248,756
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	891	898,462
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,503	2,521,449
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	963	964,906
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,965	1,989,765
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,071	1,080,051
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	1,191	1,203,654
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	424	429,237
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	975	977,031
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,565	2,582,290
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	1,044	374,030
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	679	599,880
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	800	550,800
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,188	1,198,148
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,865	2,856,537
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	1,441	1,452,616
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,902	1,914,069
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,250	1,260,156
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	473	475,284
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	1,017,500
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	549	550,940
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	2,871	2,896,480

		$32,377,565

Lodging and Casinos — 4.8%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017	406	$412,493

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		499	$501,331
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		1,460	1,407,106
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		875	886,940
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,650	2,722,875
Gala Group LTD
Term Loan, 5.48%, Maturing May 25, 2018	GBP	3,125	5,168,222
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		333	339,566
Term Loan, 0.00%, Maturing November 21, 2019(6)		143	145,528
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		6,197	6,248,763
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		1,925	1,931,524
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,475	2,480,745
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		995	1,003,084
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		499	504,361
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		3,650	3,672,488
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		374	375,582

			$27,800,608

Nonferrous Metals/Minerals — 2.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		1,787	$1,751,142
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,602	3,576,431
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		521	535,066
Fairmount Minerals LTD
Term Loan, 5.00%, Maturing September 5, 2019		2,045	2,078,470
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,375	1,392,016
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,007	959,227
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,648	2,669,121
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		463	468,625
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		775	800,187
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		463	449,353
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		500	455,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018		1,607	1,554,206

			$16,688,844

Oil and Gas — 5.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		869	$875,945
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		2,375	2,434,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,800	$1,827,000
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	146	147,444
Term Loan, 9.00%, Maturing June 23, 2017	2,172	2,207,495
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,926	1,979,821
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	798	803,736
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,434	7,508,973
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,523	1,549,947
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	436	437,055
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	1,871,275
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020	96	97,263
Term Loan, 4.25%, Maturing December 16, 2020	36	36,274
Term Loan, 4.25%, Maturing December 16, 2020	693	699,197
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019	1,994	2,006,892
Term Loan, 4.25%, Maturing September 25, 2019	161	162,432
Term Loan, 4.25%, Maturing September 25, 2019	264	265,930
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,513	1,527,760
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,122	3,152,329

		$29,591,143

Publishing — 5.0%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	769	$770,630
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,100	1,102,750
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019	1,275	1,268,773
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(3)	600	602,938
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016	1,361	1,366,139
Term Loan, 5.58%, Maturing December 31, 2016	1,614	1,620,552
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,727	4,468,098
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	4,118	4,138,876
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	7,720	7,701,159
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	736	751,499
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,125	1,136,946
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	655	667,220
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	375	377,500
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	441	344,062

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		599	$599,996
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,045	1,019,258
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		1,122	1,129,552

			$29,065,948

Radio and Television — 2.8%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		20	$19,259
Term Loan, 6.91%, Maturing January 30, 2019		1,132	1,100,586
Term Loan, 7.66%, Maturing July 30, 2019		364	362,872
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,400	4,451,678
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		430	434,906
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		440	444,293
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		780	784,073
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		588	592,715
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		640	642,693
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		725	728,824
Nine Entertainment Group Pty Ltd
Term Loan, 3.50%, Maturing February 5, 2020		744	743,678
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		853	856,324
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		496	497,131
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,112	1,113,965
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,796	3,821,756

			$16,594,753

Retailers (Except Food and Drug) — 7.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,941	$1,962,211
B&M Retail Limited
Term Loan, 6.02%, Maturing February 18, 2020	GBP	1,825	3,037,617
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,394	2,416,819
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,939	4,953,863
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		644	648,725
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		665	670,714
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,119	1,136,161
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		3,925	3,988,769
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		2,046	2,065,105
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,909	1,920,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,556	$2,572,059
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		779	788,867
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		4,289	4,344,937
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		469	472,583
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,354	2,370,464
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		470	472,601
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,192	2,211,676
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,751	1,756,880
Term Loan, 4.25%, Maturing August 7, 2019		593	597,062
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,620	2,644,709
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		823	785,494
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,280	1,270,396
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	29	30,287
Term Loan, 2.34%, Maturing March 9, 2015	EUR	62	66,221
Term Loan, 2.34%, Maturing March 9, 2015	EUR	347	368,068
Term Loan, 2.84%, Maturing March 8, 2016	EUR	18	19,507
Term Loan, 2.84%, Maturing March 8, 2016	EUR	71	75,462
Term Loan, 2.84%, Maturing March 8, 2016	EUR	440	467,144
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		609	581,953

			$44,696,432

Steel — 2.2%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		1,037	$1,047,892
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		6,126	6,202,976
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	743	1,224,791
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		681	682,893
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		433	433,143
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,500	1,515,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		152	151,761
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		1,421	1,424,957

			$12,683,413

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		1,782	$1,790,627
Swift Transportation Co.
Term Loan, 4.00%, Maturing December 21, 2017		1,201	1,212,423

			$3,003,050

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telecommunications — 4.8%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	883	$882,758
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	397	396,504
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	470	471,916
Term Loan, 4.75%, Maturing March 9, 2020	3,060	3,069,734
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	2,982	2,997,767
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	7,618,894
Mitel US Holdings, Inc.
Term Loan, Maturing January 15, 2020(3)	325	323,375
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	343	344,720
Term Loan, 3.75%, Maturing September 27, 2019	156	156,766
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,188	1,196,076
Term Loan, 4.00%, Maturing April 23, 2019	1,776	1,786,777
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,723	6,763,824
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	1,908	1,916,550

		$27,925,661

Utilities — 2.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,670	$2,694,793
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,045	1,042,954
Term Loan, 3.25%, Maturing January 31, 2022	398	398,796
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	926	935,182
Term Loan, 4.00%, Maturing April 2, 2018	2,723	2,749,258
Term Loan, 4.00%, Maturing October 9, 2019	815	822,325
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	964	971,417
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020	600	604,688
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	572	576,774
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	631	637,632
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	530	537,099
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(6)	33	33,417
Term Loan, 4.25%, Maturing May 6, 2020	265	264,471
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	1,525	1,538,344
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	400	403,833
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	812,000

		$15,022,983

Total Senior Floating-Rate Interests (identified cost $817,248,379)		$820,961,119

Corporate Bonds & Notes — 12.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(7)
Alliant Techsystems, Inc.
5.25%, 10/1/21(8)	45	$45,562
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	75,000
GenCorp, Inc.
7.125%, 3/15/21	50	53,875

		$174,437

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,650
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	70,000
3.25%, 5/15/18	10	10,000
4.25%, 5/15/23	40	40,000
Navistar International Corp.
8.25%, 11/1/21	105	108,544

		$249,194

Beverage and Tobacco — 0.0%(7)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$114,975
4.25%, 5/1/23	100	94,750

		$209,725

Broadcast Radio and Television — 0.0%(7)
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22(8)	20	$20,150
5.625%, 2/15/24(8)	20	20,200

		$40,350

Brokers, Dealers and Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$58,437
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,900
6.375%, 11/15/19	45	48,600
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,138

		$159,075

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(8)	55	$57,887
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	70	74,025
HD Supply, Inc.
8.125%, 4/15/19	35	39,091
7.50%, 7/15/20	35	37,538
11.50%, 7/15/20	35	41,563
Interline Brands, Inc.
10.00%, 11/15/18(5)	130	142,837
Nortek, Inc.
10.00%, 12/1/18	85	94,137
8.50%, 4/15/21	50	55,500
USG Corp.
5.875%, 11/1/21(8)	30	31,613

		$574,191

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.3%
ADT Corp. (The)
6.25%, 10/15/21(8)		100	$103,520
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(8)		35	37,013
FTI Consulting, Inc.
6.00%, 11/15/22		40	40,800
IMS Health, Inc.
6.00%, 11/1/20(8)		75	79,687
Iron Mountain, Inc.
6.00%, 8/15/23		95	98,206
National CineMedia, LLC
6.00%, 4/15/22		790	825,550
ServiceMaster Co.
8.00%, 2/15/20		95	98,800
7.00%, 8/15/20		40	40,700
TransUnion Holding Co., Inc.
8.125%, 6/15/18(5)		100	105,750
United Rentals North America, Inc.
8.375%, 9/15/20		20	22,300
7.625%, 4/15/22		25	28,250

			$1,480,576

Cable and Satellite Television — 0.3%
AMC Networks, Inc.
4.75%, 12/15/22		35	$34,300
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17		65	68,981
5.25%, 9/30/22		155	149,769
5.75%, 1/15/24		70	68,250
DISH DBS Corp.
6.75%, 6/1/21		205	219,350
5.875%, 7/15/22		70	70,262
IAC/InterActiveCorp.
4.875%, 11/30/18(8)		55	56,925
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	1,005,000

			$1,672,837

Chemicals and Plastics — 1.7%
Chemtura Corp.
5.75%, 7/15/21		25	$25,625
Hexion US Finance Corp.
6.625%, 4/15/20		2,950	3,075,375
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	1,000	1,432,993
8.375%, 2/15/19(8)		1,825	2,018,906
7.50%, 5/1/20(8)		800	878,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(8)		20	21,325
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	132,600
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		2,000	2,055,000
Tronox Finance, LLC
6.375%, 8/15/20		155	157,713

			$9,797,537

Security	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.0%(7)
Levi Strauss & Co.
6.875%, 5/1/22		40	$43,800
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(8)		10	10,900
10.00%, 8/1/20		5	5,663

			$60,363

Commercial Services — 0.0%(7)
TMS International Corp.
7.625%, 10/15/21(8)		45	$48,150

			$48,150

Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(8)		20	$19,600
Harbinger Group, Inc.
7.875%, 7/15/19		35	37,625
Spectrum Brands, Inc.
6.375%, 11/15/20		50	53,375
6.625%, 11/15/22		70	74,812

			$185,412

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(8)		25	$25,563
6.00%, 6/15/17(8)		35	35,962
BOE Merger Corp.
9.50%, 11/1/17(5)(8)		80	84,800
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23		35	33,338
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		3,875	3,981,562
Sealed Air Corp.
8.375%, 9/15/21(8)		10	11,475

			$4,172,700

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(5)(8)		90	$92,869
7.75%, 11/1/17(5)		125	128,984
Party City Holdings, Inc.
8.875%, 8/1/20		120	134,100

			$355,953

Diversified Financial Services — 0.4%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17(8)		45	$45,169
4.875%, 3/15/19(8)		65	64,919
6.00%, 8/1/20(8)		65	67,681
5.875%, 2/1/22(8)		45	44,719
JPMorgan Chase & Co.
6.75%, 12/31/49(9)		80	81,480
KION Finance SA
4.718%, 2/15/20(8)(9)	EUR	1,300	1,783,992
SLM Corp.
5.50%, 1/15/19		160	164,299

			$2,252,259

Security	Principal Amount* (000’s omitted)	Value
Drugs — 0.1%
Capsugel SA
7.00%, 5/15/19(5)(8)	25	$25,578
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(8)	60	62,700
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	240	257,400
7.50%, 7/15/21(8)	70	78,313

		$423,991

Ecological Services and Equipment — 0.1%
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$54,000
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,250
5.125%, 6/1/21	25	25,125
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(4)(8)	558	557,516

		$687,891

Electronics/Electrical — 0.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	35	$35,088
8.875%, 1/1/20(8)	260	289,250
BMC Software Finance, Inc.
8.125%, 7/15/21(8)	85	88,187
CommScope Holding Co., Inc.
6.625%, 6/1/20(5)(8)	55	57,819
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	57,337
Infor US, Inc.
9.375%, 4/1/19	60	67,800
NCR Corp.
5.875%, 12/15/21(8)	20	20,850
5.00%, 7/15/22	60	58,800
6.375%, 12/15/23(8)	40	41,800
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	117,900

		$834,831

Entertainment — 0.0%(7)
GLP Capital, LP/GLP Financing II, Inc.
4.375%, 11/1/18(8)	10	$10,275
4.875%, 11/1/20(8)	105	106,575
5.375%, 11/1/23(8)	25	24,875

		$141,725

Equipment Leasing — 0.4%
Air Lease Corp.
4.50%, 1/15/16	70	$73,850
International Lease Finance Corp.
8.625%, 9/15/15	1,000	1,108,750
6.75%, 9/1/16(8)	350	391,562
7.125%, 9/1/18(8)	350	406,875

		$1,981,037

Financial Intermediaries — 1.3%
Ally Financial, Inc.
2.439%, 12/1/14(9)	55	$55,463
0.00%, 6/15/15	80	77,000
3.50%, 7/18/16	500	515,000

Security	Principal Amount* (000’s omitted)		Value
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$48,150
5.375%, 5/15/20		10	10,638
5.00%, 8/15/22		20	19,985
First Data Corp.
7.375%, 6/15/19(8)		1,000	1,070,000
6.75%, 11/1/20(8)		1,480	1,565,100
11.25%, 1/15/21(8)		65	71,987
10.625%, 6/15/21(8)		65	71,175
11.75%, 8/15/21(8)		35	36,138
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,566,469
Lender Processing Services, Inc.
5.75%, 4/15/23		75	79,125
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	1,000	1,444,848

			$7,631,078

Food Products — 0.0%(7)
B&G Foods, Inc.
4.625%, 6/1/21		10	$9,713
Michael Foods Holding, Inc.
8.50%, 7/15/18(5)(8)		150	157,500
Post Holdings, Inc.
6.75%, 12/1/21(8)		20	21,000
7.375%, 2/15/22(8)		15	16,031

			$204,244

Food Service — 0.0%(7)
Aramark Corp.
5.75%, 3/15/20(8)		35	$36,487
Darling International, Inc.
5.375%, 1/15/22(8)		40	40,350
Pinnacle Operating Corp.
9.00%, 11/15/20(8)		40	43,200

			$120,037

Food/Drug Retailers — 0.0%(7)
Pantry, Inc. (The)
8.375%, 8/1/20		70	$75,075

			$75,075

Health Care — 1.1%
Accellent, Inc.
8.375%, 2/1/17		135	$141,750
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		4	4,360
Alere, Inc.
8.625%, 10/1/18		45	48,600
6.50%, 6/15/20		35	36,138
Amsurg Corp.
5.625%, 11/30/20		20	20,900
Biomet, Inc.
6.50%, 8/1/20		170	182,112
Community Health Systems, Inc.
5.125%, 8/15/18		2,190	2,318,662
7.125%, 7/15/20		120	127,950
6.875%, 2/1/22(8)		145	148,897

Security	Principal Amount* (000’s omitted)		Value
ConvaTec Finance International SA
8.25%, 1/15/19(5)(8)		200	$206,000
DaVita, Inc.
5.75%, 8/15/22		215	221,181
HCA Holdings, Inc.
6.25%, 2/15/21		85	90,737
HCA, Inc.
6.50%, 2/15/20		20	22,100
4.75%, 5/1/23		1,050	1,030,312
Hologic, Inc.
6.25%, 8/1/20		245	256,944
INC Research, LLC
11.50%, 7/15/19(8)		55	62,013
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		45	51,975
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(5)(8)		180	186,075
Opal Acquisition, Inc.
8.875%, 12/15/21(8)		50	49,438
Tenet Healthcare Corp.
6.00%, 10/1/20(8)		55	57,991
4.375%, 10/1/21		600	578,250
8.125%, 4/1/22		105	114,844
United Surgical Partners International, Inc.
9.00%, 4/1/20		60	67,350
VWR Funding, Inc.
7.25%, 9/15/17		90	96,300
WellCare Health Plans, Inc.
5.75%, 11/15/20		85	88,400

			$6,209,279

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		662	$717,443
Sanitec Corp.
4.968%, 5/15/18(8)(9)	EUR	250	343,812
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	43,950

			$1,105,205

Industrial Equipment — 0.0%(7)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		76	$58,934
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	41,400

			$100,334

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(8)		55	$58,437
CNO Financial Group, Inc.
6.375%, 10/1/20(8)		1,050	1,123,500
Onex USI Acquisition Corp.
7.75%, 1/15/21(8)		115	118,594
Towergate Finance PLC
6.021%, 2/15/18(8)(9)	GBP	650	1,081,357

			$2,381,888

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$36,575
AMC Entertainment, Inc.
8.75%, 6/1/19	110	117,425
Bombardier, Inc.
4.25%, 1/15/16(8)	50	52,000
MISA Investments, Ltd.
8.625%, 8/15/18(5)(8)	55	56,994
NCL Corp, Ltd.
5.00%, 2/15/18	30	31,200
Regal Entertainment Group
5.75%, 2/1/25	25	23,875
Royal Caribbean Cruises
7.25%, 6/15/16	25	28,062
7.25%, 3/15/18	50	57,500
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	65	72,150
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	60	68,250
WMG Acquisition Corp.
6.00%, 1/15/21(8)	45	46,800

		$590,831

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(8)	480	$194,400
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,100	1,991,062
9.00%, 2/15/20	555	539,738
9.00%, 2/15/20	1,175	1,145,625
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(8)	110	114,056
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(8)	55	54,154
MGM Resorts International
6.625%, 12/15/21	120	127,950
7.75%, 3/15/22	30	33,900
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(8)	50	50,406
Penn National Gaming, Inc.
5.875%, 11/1/21(8)	45	43,538
Station Casinos, LLC
7.50%, 3/1/21	85	90,950
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(8)	20	19,450
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)	310	274,350
Waterford Gaming, LLC
8.625%, 9/15/14(4)(8)	142	59,548

		$4,739,127

Machinery — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	15	$15,544

		$15,544

Security	Principal Amount* (000’s omitted)	Value
Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$27,094
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	115,200
IAMGOLD Corp.
6.75%, 10/1/20(8)	100	86,250

		$228,544

Nonferrous Metals/Minerals — 0.0%(7)
New Gold, Inc.
7.00%, 4/15/20(8)	40	$41,150
6.25%, 11/15/22(8)	70	67,550

		$108,700

Oil and Gas — 0.6%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$15,881
5.375%, 11/1/21(8)	85	85,691
Atlas Pipeline Partners, LP
4.75%, 11/15/21	30	27,825
Berry Petroleum Co.
6.375%, 9/15/22	10	10,225
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	73,500
Bristow Group, Inc.
6.25%, 10/15/22	80	84,700
Chesapeake Energy Corp.
6.125%, 2/15/21	115	124,488
Concho Resources, Inc.
5.50%, 4/1/23	240	243,600
Continental Resources, Inc.
5.00%, 9/15/22	70	72,275
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(8)	70	72,800
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	140	142,450
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	210	242,550
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	290	313,562
7.75%, 9/1/22	35	38,850
EPL Oil & Gas, Inc.
8.25%, 2/15/18	75	81,000
Halcon Resources Corp.
9.75%, 7/15/20(8)	35	36,444
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,000
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	98,775
MEG Energy Corp.
6.375%, 1/30/23(8)	100	100,250
Murphy Oil USA, Inc.
6.00%, 8/15/23(8)	135	135,337
Newfield Exploration Co.
5.625%, 7/1/24	120	120,600
Oasis Petroleum, Inc.
6.875%, 3/15/22(8)	80	85,200
6.875%, 1/15/23	135	145,125

Security	Principal Amount* (000’s omitted)	Value
Parsley Energy LLC
7.50%, 2/15/22(8)	25	$25,000
Plains Exploration & Production Co.
6.875%, 2/15/23	185	205,350
Rosetta Resources, Inc.
5.625%, 5/1/21	60	60,150
5.875%, 6/1/22	85	84,469
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(8)	170	170,425
Sabine Pass LNG, LP
6.50%, 11/1/20	100	105,000
Samson Investment Co.
10.50%, 2/15/20(8)	70	77,350
SandRidge Energy, Inc.
7.50%, 3/15/21	30	31,275
8.125%, 10/15/22	5	5,256
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	120	129,600
SM Energy Co.
6.50%, 1/1/23	75	78,375
Tesoro Corp.
5.375%, 10/1/22	90	92,250
Ultra Petroleum Corp.
5.75%, 12/15/18(8)	15	15,563

		$3,446,191

Pipelines — 0.0%(7)
Kinder Morgan, Inc.
5.00%, 2/15/21(8)	115	$114,741

		$114,741

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	605	$653,400
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(8)	115	125,637

		$779,037

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$976,825
11.25%, 3/1/21	105	114,450
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	51,375
Series B, 6.50%, 11/15/22	90	92,925
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	25,344
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,363
Univision Communications, Inc.
6.75%, 9/15/22(8)	825	909,562
5.125%, 5/15/23(8)	25	25,000

		$2,267,844

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(5)(8)	26	$26,715
Claire’s Stores, Inc.
9.00%, 3/15/19(8)	60	63,150

Security	Principal Amount* (000’s omitted)	Value
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	$159,750
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(5)(8)	235	242,050
Michaels Stores, Inc.
7.75%, 11/1/18	60	64,350
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(8)	50	52,625
8.75%, 10/15/21(5)(8)	60	63,300
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(5)(8)	115	117,875
Petco Holdings, Inc.
8.50%, 10/15/17(5)(8)	200	205,000
Radio Systems Corp.
8.375%, 11/1/19(8)	60	66,225
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	120	122,400

		$1,183,440

Software and Services — 0.0%(7)
Audatex North America, Inc.
6.00%, 6/15/21(8)	50	$52,375
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(5)(8)	75	77,906

		$130,281

Steel — 0.0%(7)
AK Steel Corp.
8.75%, 12/1/18	35	$39,638

		$39,638

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	50	$51,750
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	34,825

		$86,575

Telecommunications — 1.3%
Avaya, Inc.
9.00%, 4/1/19(8)	50	$52,125
10.50%, 3/1/21(8)	455	423,568
CenturyLink, Inc.
6.75%, 12/1/23	50	50,875
Frontier Communications Corp.
7.625%, 4/15/24	30	29,925
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,092,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20	160	174,400
Intelsat Luxembourg SA
7.75%, 6/1/21(8)	155	166,819
8.125%, 6/1/23(8)	120	130,350
MetroPCS Wireless, Inc.
6.25%, 4/1/21(8)	40	41,700
6.625%, 4/1/23(8)	55	57,269
NII International Telecom SCA
7.875%, 8/15/19(8)	70	53,200

Security	Principal Amount* (000’s omitted)		Value
SBA Communications Corp.
5.625%, 10/1/19		60	$62,175
SBA Telecommunications, Inc.
5.75%, 7/15/20		85	88,825
Softbank Corp.
4.50%, 4/15/20(8)		200	197,750
Sprint Corp.
7.25%, 9/15/21(8)		75	81,094
7.875%, 9/15/23(8)		170	181,900
7.125%, 6/15/24(8)		55	55,413
Sprint Nextel Corp.
7.00%, 8/15/20		655	709,037
6.00%, 11/15/22		80	79,000
T-Mobile USA, Inc.
6.633%, 4/28/21		50	52,813
6.731%, 4/28/22		35	36,881
6.836%, 4/28/23		15	15,713
6.50%, 1/15/24		15	15,356
Virgin Media Secure Finance PLC
5.375%, 4/15/21(8)		925	931,937
6.00%, 4/15/21(8)	GBP	950	1,602,308
Wind Acquisition Finance SA
5.551%, 4/30/19(8)(9)	EUR	500	691,208
6.50%, 4/30/20(8)		475	520,125
Windstream Corp.
7.75%, 10/1/21		90	94,950
6.375%, 8/1/23		40	37,400

			$7,726,616

Utilities — 1.2%
Calpine Corp.
7.50%, 2/15/21(8)		3,778	$4,146,355
7.875%, 1/15/23(8)		2,677	2,964,777
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(8)		35	36,400

			$7,147,532

Total Corporate Bonds & Notes (identified cost $68,576,012)			$71,934,015

Asset-Backed Securities — 2.7%

Security	Principal Amount (000’s omitted)		Value
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(8)(9)		$753	$726,419
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(8)(9)		450	446,518
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(8)(9)		350	344,308
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(8)(9)		225	210,432
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(8)(9)		985	985,255
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.988%, 7/17/19(8)(9)		750	719,977
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.887%, 4/21/25(8)(9)		2,650	2,581,338
Comstock Funding Ltd., Series 2006-1A, Class D, 4.489%, 5/30/20(8)(9)		692	653,568
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.941%, 8/15/25(8)(9)		1,500	1,495,372
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/25(8)(9)		640	613,480
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.141%, 8/15/25(8)(9)		430	385,286

Security	Principal Amount (000’s omitted)	Value
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(8)(9)	$400	$393,672
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(8)(9)	450	440,674
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(8)(9)	925	911,105
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(8)(9)	925	896,870
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(8)(9)	1,125	1,050,563
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.489%, 11/8/24(8)(9)	1,750	1,652,574
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.489%, 4/25/21(8)(9)	1,000	958,882

Total Asset-Backed Securities (identified cost $15,614,998)		$15,466,293

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(4)(10)(11)	18,702	$701,325

		$701,325

Building and Development — 0.0%(7)
Panolam Holdings Co.(4)(11)(12)	253	$246,569

		$246,569

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(4)(11)(12)	6,211	$174,964

		$174,964

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(4)(10)(11)	44,318	$265,908

		$265,908

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(10)(11)	35,670	$650,977

		$650,977

Nonferrous Metals/Minerals — 0.0%(7)
Euramax International, Inc. (4)(10)(11)	701	$201,595

		$201,595

Publishing — 0.3%
ION Media Networks, Inc.(4)(10)(11)	3,990	$1,228,840
MediaNews Group, Inc.(4)(10)(11)	10,718	246,512

		$1,475,352

Total Common Stocks (identified cost $2,667,788)		$3,716,690

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(4)(11)(12)	1,422	$142,200

Total Preferred Stocks (identified cost $24,885)		$142,200

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate(11)	540,000	$10,800

Total Miscellaneous (identified cost $0)		$10,800

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(13)	$15,027	$15,026,716

Total Short-Term Investments (identified cost $15,026,716)		$15,026,716

Total Investments — 159.0% (identified cost $919,158,778)		$927,257,833

Less Unfunded Loan Commitments — (0.0)%(7)		$(161,333)

Net Investments — 159.0% (identified cost $918,997,445)		$927,096,500

Other Assets, Less Liabilities — (36.5)%		$(212,813,336)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.5)%		$(131,302,350)

Net Assets Applicable to Common Shares — 100.0%		$582,980,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	-	Canadian Dollar

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment in Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $54,277,106 or 9.3% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $4,176.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 1,989,550	United States Dollar 3,216,884	Goldman Sachs International	$—	$(53,155)	$(53,155)
2/28/14	Canadian Dollar 625,391	United States Dollar 592,266	JPMorgan Chase Bank	31,076	—	31,076
2/28/14	Euro 771,125	United States Dollar 1,049,594	Citibank NA	9,572	—	9,572
2/28/14	Euro 5,227,713	United States Dollar 7,086,724	Citibank NA	36,065	—	36,065
2/28/14	Euro 970,125	United States Dollar 1,326,876	Goldman Sachs International	18,460	—	18,460
2/28/14	Euro 973,781	United States Dollar 1,340,283	Goldman Sachs International	26,937	—	26,937
3/31/14	British Pound Sterling 7,633,935	United States Dollar 12,529,578	Citibank NA	—	(14,649)	(14,649)
3/31/14	Euro 298,500	United States Dollar 408,002	Goldman Sachs International	5,407	—	5,407
3/31/14	Euro 10,624,757	United States Dollar 14,621,312	HSBC Bank USA	291,416	—	291,416
4/30/14	British Pound Sterling 6,114,467	United States Dollar 10,118,556	HSBC Bank USA	73,443	—	73,443
4/30/14	Euro 3,074,798	United States Dollar 4,201,727	Deutsche Bank	54,553	—	54,553

				$546,929	$(67,804)	$479,125

At January 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $546,929 and $67,804, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$919,604,098

Gross unrealized appreciation	$13,861,647
Gross unrealized depreciation	(6,369,245)

Net unrealized appreciation	$7,492,402

Restricted Securities

At January 31, 2014, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$174,964
Panolam Holdings Co.	12/30/09	253	139,024	246,569

Total Common Stocks			$139,024	$421,533

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$142,200

Total Restricted Securities			$163,909	$563,733

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$819,921,603	$878,183	$820,799,786
Corporate Bonds & Notes	—	71,258,017	675,998	71,934,015
Asset-Backed Securities	—	15,466,293	—	15,466,293
Common Stocks	650,977	—	3,065,713	3,716,690
Preferred Stocks	—	—	142,200	142,200
Miscellaneous	—	10,800	—	10,800
Short-Term Investments	—	15,026,716	—	15,026,716
Total Investments	$650,977	$921,683,429	$4,762,094	$927,096,500
Forward Foreign Currency Exchange Contracts	$—	$546,929	$—	$546,929
Total	$650,977	$922,230,358	$4,762,094	$927,643,429

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(67,804)	$—	$(67,804)
Total	$—	$(67,804)	$—	$(67,804)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014